OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

31.OTHER CURRENT LIABILITIES

Other non-financial liabilities are as followed:

in € thousand	12/31/2023	12/31/2022
Personnel related accruals	3,175	2,700
Tax related accruals	1,348	1,481
Audit related accruals	1,297	286
Miscellaneous other current liabilities	7,294	4,239
Total other current liabilities	13,113	8,706

In 2023 miscellaneous other non-financial liabilities include outstanding invoices for legal and consulting fees amounting to €2,707 thousand, installation and transportation costs amounting to €1,344 thousand as well as various smaller items.